Equity - Stock-based Compensation (Details)	6 Months Ended		12 Months Ended
	Apr. 30, 2025 USD ($) shares	Apr. 30, 2024 USD ($)	Oct. 31, 2024 USD ($) shares	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($) employee $ / shares shares	Oct. 31, 2021 USD ($) employee $ / shares shares
Equity
Stock-based compensation expense on options | $	$ 16,688	$ 32,916	$ 65,833	$ 125,322
2021 Share Incentive Plan
Equity
Number of shares reserved	1,764,706		1,764,706
Number of shares issued	1,764,706		1,764,706
Company A
Equity
Number of options granted					453,300	1,202,906
Number of employees to whom options granted | employee					32	11
Exercise price per share | $ / shares					$ 0.01	$ 0.01
Term of option (in years)					10	10
Fair value of option | $					$ 2,780,044	$ 4,918,201
Company B
Equity
Number of options granted					42,500	66,000
Number of employees to whom options granted | employee					2	7
Exercise price per share | $ / shares					$ 2.86	$ 2.86
Term of option (in years)					10	10
Options vesting percentage					25.00%	25.00%
Options vesting period (in years)					12 months	12 months
Fair value of option | $					$ 165,648	$ 136,488